UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7484

Nuveen Massachusetts Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/29/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Massachusetts Premium Income Municipal Fund (NMT)
	February 29, 2012

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 1.5% (1.0% of Total Investments)
$ 1,425	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds,	9/12 at 102.00	Caa3	$ 1,064,076
	Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)
	Education and Civic Organizations – 33.9% (22.6% of Total Investments)
1,000	Massachusetts Development Finance Agency Revenue Bonds, Lesley University Issue Series B-1 and	7/21 at 100.00	AA–	1,117,630
	B-2, 5.250%, 7/01/33 – AGM Insured
375	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2009V-1,	10/19 at 100.00	A	418,410
	5.000%, 10/01/29
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2010A,	1/20 at 100.00	BBB+	1,018,430
	5.000%, 1/01/40
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Sterling and Francine Clark Art	7/21 at 100.00	AA	1,101,400
	Institute, Series 2011A, 5.000%, 7/01/41
2,000	Massachusetts Development Finance Agency, Revenue Bonds, The Broad Institute, Series 2011A,	4/21 at 100.00	AA–	2,202,480
	5.250%, 4/01/37
1,045	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute,	9/17 at 100.00	A+	1,102,778
	Series 2007, 5.000%, 9/01/37 – NPFG Insured
705	Massachusetts Development Finance Authority, Revenue Bonds, Curry College, Series 2000A,	9/12 at 100.00	BBB	706,544
	6.000%, 3/01/20 – ACA Insured
1,745	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy	7/15 at 100.00	AA–	1,855,022
	and Allied Health Sciences, Series 2005D, 5.000%, 7/01/27 – AGC Insured
1,500	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	No Opt. Call	A	1,859,190
	Series 2002A, 5.750%, 1/01/42 – AMBAC Insured
4,850	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	1/18 at 100.00	AA–	5,103,946
	Series 2008A, 5.000%, 1/01/42 – AGC Insured
1,090	Massachusetts Development Finance Authority, Revenue Refunding Bonds, Boston University,	No Opt. Call	A2	1,407,637
	Series 1999P, 6.000%, 5/15/29
1,000	Massachusetts Educational Financing Authority, Educational Loan Revenue, Serie 2011J, 5.625%,	7/21 at 100.00	AA	1,065,700
	7/01/33 (Alternative Minimum Tax)
2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Boston College,	6/13 at 100.00	AA–	2,112,800
	Series 2003N, 5.250%, 6/01/18
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Springfield College,	10/19 at 100.00	Baa1	1,040,000
	Series 2010, 5.500%, 10/15/31
250	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Tufts University,	8/18 at 100.00	Aa2	293,498
	Series 2008O, 5.375%, 8/15/38
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Wellesley College,	7/13 at 100.00	Aaa	524,230
	Series 2003H, 5.000%, 7/01/26
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Wheaton College	No Opt. Call	A2	537,340
	Issues, Series 2010F, 5.000%, 1/01/41
555	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Williams College,	7/13 at 100.00	AAA	586,629
	Series 2003H, 5.000%, 7/01/21
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Worcester State	11/12 at 100.00	A	504,035
	College, Series 2002, 5.000%, 11/01/32 – AMBAC Insured
305	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	8/12 at 100.00	BBB–	305,192
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System,
	Series 1999, 5.375%, 2/01/19
22,920	Total Education and Civic Organizations			24,862,891
	Health Care – 25.6% (17.1% of Total Investments)
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System, Series	7/20 at 100.00	AA	1,101,470
	2011K-6, 5.375%, 7/01/41
1,250	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health	10/13 at 100.00	BBB+	1,263,875
	System, Series 2001E, 6.250%, 10/01/31
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod Health Care	5/12 at 101.00	BBB+	1,010,440
	Inc., Series 2001C, 5.250%, 11/15/31 – RAAI Insured
	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc.,
	Series B1 Capital Asset Program Converted June 13,2008:
2,300	5.375%, 2/01/26 – NPFG Insured	8/18 at 100.00	A–	2,600,104
770	5.375%, 2/01/28 – NPFG Insured	8/18 at 100.00	A–	861,060
1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc.,	8/18 at 100.00	A–	1,686,615
	Series B2, Capital Asset Program, Converted June 9, 2009, 5.375%, 2/01/27 – NPFG Insured
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Children’s Hospital,	12/19 at 100.00	AA	1,107,890
	Series 2009M, 5.500%, 12/01/39
935	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital,	8/15 at 100.00	N/R	834,244
	Series 2005E, 5.000%, 8/15/35 – RAAI Insured
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Clinic Medical	8/15 at 100.00	A+	1,063,380
	Center, Series 2005C, 5.000%, 8/15/21 – FGIC Insured
2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Medical	8/17 at 100.00	A+	2,139,240
	Center, Series 2007D, 5.250%, 8/15/28
585	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milford Regional	7/17 at 100.00	BBB–	572,165
	Medical Center, Series 2007E, 5.000%, 7/15/32
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital	7/15 at 100.00	BB–	944,790
	Project, Series 2005D, 5.250%, 7/01/30
1,445	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial	7/15 at 100.00	A–	1,460,158
	Health Care, Series 2005D, 5.000%, 7/01/33
2,000	Massachusetts State, Health and Educational Facilities Authority, Partners HealthCare System	7/17 at 100.00	AA	2,138,320
	Inc., Series 2007G, 5.000%, 7/01/32
17,785	Total Health Care			18,783,751
	Housing/Multifamily – 6.3% (4.2% of Total Investments)
1,300	Massachusetts Development Finance Authority, Multifamily Housing Revenue Bonds, Emerson Manor	7/17 at 100.00	BB	1,324,167
	Project, Series 2007, 4.800%, 7/20/48
1,715	Massachusetts Development Financing Authority, Assisted Living Revenue Bonds, Prospect House	6/12 at 100.00	N/R	1,653,209
	Apartments, Series 1999, 7.000%, 12/01/31
500	Massachusetts Housing Finance Agency, Housing Revenue Bonds, Series 2003S, 5.050%, 12/01/23	6/13 at 100.00	AA–	504,410
	(Alternative Minimum Tax)
95	Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 1999D,	7/12 at 100.00	N/R	95,677
	5.500%, 7/01/13 – AMBAC Insured (Alternative Minimum Tax)
1,000	Somerville Housing Authority, Massachusetts, GNMA Collateralized Mortgage Revenue Bonds,	5/12 at 103.00	N/R	1,033,810
	Clarendon Hill Towers, Series 2002, 5.200%, 11/20/22
4,610	Total Housing/Multifamily			4,611,273
	Housing/Single Family – 3.7% (2.4% of Total Investments)
1,500	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2006-126,	6/16 at 100.00	AA	1,494,045
	4.625%, 6/01/32 (Alternative Minimum Tax)
985	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2008, Trust	No Opt. Call	AA	1,199,977
	3145, 14.354%, 6/01/16 (IF)
2,485	Total Housing/Single Family			2,694,022
	Industrials – 0.9% (0.6% of Total Investments)
220	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds,	No Opt. Call	N/R	216,014
	Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)
400	Massachusetts Development Finance Agency, Solid Waste Disposal Revenue Bonds, Waste Management	No Opt. Call	BBB	432,488
	Inc., Series 2003, 5.450%, 6/01/14
620	Total Industrials			648,502
	Long-Term Care – 6.8% (4.5% of Total Investments)
1,270	Boston, Massachusetts, FHA-Insured Mortgage Revenue Bonds, Deutsches Altenheim Inc., Series	4/12 at 102.00	AAA	1,297,800
	1998A, 6.125%, 10/01/31
185	Massachusetts Development Finance Agency, Revenue Bonds, Carleton-Willard Village, Series	12/19 at 100.00	A–	199,931
	2010, 5.625%, 12/01/30
1,685	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007,	10/12 at 102.00	N/R	1,533,417
	5.250%, 10/01/26
1,500	Massachusetts Development Finance Authority, GNMA Collateralized Assisted Living Facility	3/12 at 105.00	AAA	1,586,340
	Revenue Bonds, Arbors at Chicopee, Series 2001A, 6.250%, 9/20/42 (Alternative Minimum Tax)
400	Massachusetts Industrial Finance Agency, First Mortgage Revenue Bonds, Berkshire Retirement	7/12 at 100.00	BBB	400,408
	Community, Series 1994B, 4.750%, 7/01/17
5,040	Total Long-Term Care			5,017,896
	Tax Obligation/General – 20.1% (13.4% of Total Investments)
500	Ashland, Massachusetts, General Obligation Bonds, Series 2004, 5.250%, 5/15/23 – AMBAC Insured	5/15 at 100.00	Aa2	544,140
300	Boston, Massachusetts, General Obligation Bonds, Series 2005A, 5.000%, 1/01/17	1/15 at 100.00	Aaa	337,143
1,000	Fall River, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 2/01/21 – AGM Insured	2/13 at 101.00	AA–	1,033,700
1,000	Hampden-Wilbraham Regional School District, Hampden County, Massachusetts, General Obligation	2/21 at 100.00	Aa3	1,104,390
	Bonds, Series 2011, 5.000%, 2/15/41
1,250	Hudson, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2011,	2/20 at 100.00	AA	1,419,700
	5.000%, 2/15/32
1,205	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds,	No Opt. Call	AA+	1,583,237
	Series 1991A, 7.000%, 3/01/21
1,275	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2001D, 6.000%, 11/01/13 –	No Opt. Call	AA+	1,397,821
	NPFG Insured
980	Monson, Massachusetts, General Obligation Bonds, Series 2002, 5.250%, 5/15/22 – AMBAC Insured	5/12 at 101.00	A1	998,091
1,260	Norwell, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 11/15/20 – FGIC Insured	No Opt. Call	AAA	1,591,002
1,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/29 –	No Opt. Call	Baa1	1,139,600
	FGIC Insured
2,000	Quincy, Massachusetts, General Obligation Bonds, Series 2011, 5.250%, 12/01/38	12/20 at 100.00	Aa2	2,270,760
1,220	Worcester, Massachusetts, General Obligation Bonds, Series 2005A, 5.000%, 7/01/19 –	7/15 at 100.00	A1	1,344,891
	FGIC Insured
12,990	Total Tax Obligation/General			14,764,475
	Tax Obligation/Limited – 12.3% (8.2% of Total Investments)
210	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2004, 5.000%, 5/01/26 –	5/14 at 100.00	A–	224,816
	AMBAC Insured
975	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior Lien Series 2006C,	7/18 at 100.00	AAA	1,118,267
	5.000%, 7/01/26
385	Massachusetts Bay Transportation Authority, Senior Lien Sales Tax Revenue Refunding Bonds,	No Opt. Call	AAA	496,785
	Series 2004C, 5.250%, 7/01/21
1,200	Massachusetts College Building Authority, Project Revenue Bonds, Series 2008A, 5.000%, 5/01/33 –	5/18 at 100.00	Aa2	1,307,076
	AGC Insured
1,000	Massachusetts College Building Authority, Project Revenue Refunding Bonds, Series 2003B,	No Opt. Call	Aa2	1,279,710
	5.375%, 5/01/23 – SYNCORA GTY Insured
570	Massachusetts College Building Authority, Revenue Bonds, Refunding Series 2012B, 5.000%,	5/22 at 100.00	AA	644,442
	5/01/37 (WI/DD, Settling 3/01/12)
1,300	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AA+	1,483,859
	5.000%, 8/15/20 – AGM Insured (UB)
1,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2011B,	10/21 at 100.00	AA+	1,124,710
	5.000%, 10/15/41
540	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2005, 5.000%,	No Opt. Call	A1	637,438
	1/01/20 – FGIC Insured
240	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	BBB+	32,935
	0.000%, 7/01/43 – AMBAC Insured
1,650	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	No Opt. Call	A+	379,038
	2010C, 0.000%, 8/01/38
235	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	A3	270,673
	5.500%, 7/01/19 – NPFG Insured
9,305	Total Tax Obligation/Limited			8,999,749
	Transportation – 11.4% (7.6% of Total Investments)
500	Massachusetts Port Authority, Airport System Revenue Bonds, Series 2010A, 5.000%, 7/01/30	7/20 at 100.00	AA–	564,030
2,000	Massachusetts Port Authority, Revenue Bonds, Series 2003A, 5.000%, 7/01/33 – NPFG Insured	7/13 at 100.00	AA–	2,088,460
1,000	Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL Corporation, Series	7/17 at 100.00	A2	1,027,020
	2007, 5.000%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)
225	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series	7/12 at 100.00	N/R	185,301
	2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)
4,000	Massachusetts Port Authority, Special Facilities Revenue Bonds, US Airways Group Inc., Series	9/12 at 100.00	BBB	3,999,560
	1996A, 5.750%, 9/01/16 – NPFG Insured (Alternative Minimum Tax)
470	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Parking Revenue	7/21 at 100.00	A+	503,840
	Bonds, Senior Lien Series 2011, 5.000%, 7/01/41
8,195	Total Transportation			8,368,211
	U.S. Guaranteed – 14.2% (9.5% of Total Investments) (4)
650	Boston, Massachusetts, General Obligation Bonds, Series 2005A, 5.000%, 1/01/17	1/15 at 100.00	N/R (4)	735,007
	(Pre-refunded 1/01/15)
1,115	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds,	3/17 at 100.00	N/R (4)	1,306,669
	Series 1991A, 7.000%, 3/01/21 (Pre-refunded 3/01/17)
25	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior Lien Series 2006C,	7/18 at 100.00	AAA	31,205
	5.000%, 7/01/26 (Pre-refunded 7/01/18)
550	Massachusetts College Building Authority, Project Revenue Bonds, Series 2004A, 5.000%, 5/01/19	5/14 at 100.00	Aa2 (4)	604,940
	(Pre-refunded 5/01/14) – NPFG Insured
325	Massachusetts College Building Authority, Project Revenue Bonds, Series 2006A, 5.000%, 5/01/31	5/16 at 100.00	Aa2 (4)	383,715
	(Pre-refunded 5/01/16) – AMBAC Insured
1,000	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy	7/13 at 101.00	A (4)	1,082,370
	and Allied Health Sciences, Series 2003C, 5.750%, 7/01/33 (Pre-refunded 7/01/13)
750	Massachusetts Development Finance Authority, Revenue Bonds, Milton Academy, Series 2003A,	9/13 at 100.00	AA– (4)	802,380
	5.000%, 9/01/19 (Pre-refunded 9/01/13)
410	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/21 at 100.00	BBB (4)	501,385
	Series 1998A, 5.000%, 7/01/25 (Pre-refunded 7/01/21) – NPFG Insured
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi	7/12 at 101.00	N/R (4)	1,030,110
	Obligated Group, Series 2002B, 6.250%, 7/01/22 (Pre-refunded 7/01/12)
600	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical	5/12 at 100.00	N/R (4)	606,432
	Center Hospitals, Series 2002H, 5.375%, 5/15/19 (Pre-refunded 5/15/12) – FGIC Insured
295	Massachusetts Port Authority, Revenue Bonds, Series 1982, 13.000%, 7/01/13 (ETM)	5/12 at 100.00	AAA	325,028
1,500	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%,	1/14 at 100.00	A1 (4)	1,635,615
	1/01/25 (Pre-refunded 1/01/14) – FGIC Insured
1,065	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	A3 (4)	1,372,806
	5.500%, 7/01/19 – NPFG Insured (ETM)
9,285	Total U.S. Guaranteed			10,417,662
	Utilities – 2.7% (1.8% of Total Investments)
1,000	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, SEMass System,	1/13 at 100.00	BBB	1,012,460
	Series 2001A, 5.625%, 1/01/16 – NPFG Insured
1,000	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden	6/12 at 100.00	A–	1,003,700
	Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)
2,000	Total Utilities			2,016,160
	Water and Sewer – 10.8% (7.1% of Total Investments)
500	Boston Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Senior Lien	11/19 at 100.00	AA+	580,510
	Refunding Series 2010A, 5.000%, 11/01/30
2,000	Boston Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Senior Series	11/14 at 100.00	AA+	2,224,720
	2004A, 5.000%, 11/01/25
60	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2003-9,	8/13 at 100.00	AAA	63,625
	5.000%, 8/01/22
285	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2004-10,	8/14 at 100.00	AAA	311,602
	5.000%, 8/01/26
750	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2005-11,	8/15 at 100.00	AAA	819,128
	4.500%, 8/01/29
1,000	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2006-12,	8/16 at 100.00	AAA	1,060,150
	4.375%, 8/01/31 (UB)
500	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program, Series 2002A,	8/12 at 100.00	AAA	510,220
	5.250%, 8/01/20
1,500	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A, 5.000%, 8/01/28 –	8/17 at 100.00	AA+	1,685,385
	NPFG Insured
625	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2006A, 4.000%, 8/01/46	8/16 at 100.00	AA+	622,430
7,220	Total Water and Sewer			7,877,770
$ 103,880	Total Investments (cost $103,853,522) – 150.2%			110,126,438
	Floating Rate Obligations – (2.0)%			(1,435,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (50.0)% (5)			(36,645,000)
	Other Assets Less Liabilities – 1.8%			1,269,726
	Net Assets Applicable to Common Shares – 100%			$ 73,316,164

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of February 29, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$110,126,438	$—	$110,126,438

During the period ended February 29, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 29, 2012, the cost of investments was $102,374,023.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 29, 2012, were as follows:

Gross unrealized:
Appreciation	$7,063,035
Depreciation	(745,263)
Net unrealized appreciation (depreciation) of investments	$6,317,772

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.3%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Massachusetts Premium Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         April 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         April 27, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         April 27, 2012